CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Operating activities
Net income	$ 19	$ 451
Non-cash adjustments:
Share of income from Brookfield Asset Management ULC, net of dividends	(21)	56
Stock based equity awards	0	6
Other expense	1	0
Net change in working capital	(1)	(5)
Cash provided by (used in) operating activities	(2)	508
Investing activities
Purchase of other assets	0	(41)
Cash provided by (used in) investing activities	0	(41)
Financing activities
Stock-based compensation prepayment from affiliates	0	104
Share subscriptions	52	(4)
Capital provided by non-controlling interest	0	9
Change in due to affiliates	281	256
Distributions paid to common stockholders	0	(505)
Share repurchases	(330)	(319)
Cash provided by (used in) financing activities	3	(459)
Cash and cash equivalents
Change in cash and cash equivalents	1	8
Balance, beginning of period	0	1
Balance, end of period	$ 1	$ 9